CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Commitments and guarantees
Commitments	£ 118,514	£ 135,539
The Group [member] | Not later than one year [member]
Commitments and guarantees
Commitments	90,091	96,185
The Group [member] | Later than one year [member]
Commitments and guarantees
Commitments	28,214	39,074
The Bank [member]
Commitments and guarantees
Commitments	57,897	74,991
The Bank [member] | Not later than one year [member]
Commitments and guarantees
Commitments	33,291	38,805
The Bank [member] | Later than one year [member]
Commitments and guarantees
Commitments	24,444	35,890
Documentary credits and other short-term trade-related transactions [member] | The Group [member]
Commitments and guarantees
Commitments	1
Forward asset purchases and forward deposits placed [member] | The Group [member]
Commitments and guarantees
Commitments	731	384
Forward asset purchases and forward deposits placed [member] | The Bank [member]
Commitments and guarantees
Commitments	684	353
Mortgages [member] | The Group [member] | Not later than one year [member]
Commitments and guarantees
Commitments	11,573	11,156
Mortgages [member] | The Bank [member] | Not later than one year [member]
Commitments and guarantees
Commitments	1,514	1,291
Other commitments [member] | The Group [member] | Not later than one year [member]
Commitments and guarantees
Commitments	77,995	84,925
Other commitments [member] | The Bank [member] | Not later than one year [member]
Commitments and guarantees
Commitments	31,255	37,457
Undrawn commitments [member] | The Group [member] | Not later than one year [member]
Commitments and guarantees
Commitments	89,568	96,081
Undrawn commitments [member] | The Bank [member] | Not later than one year [member]
Commitments and guarantees
Commitments	32,769	38,748
Incurred on behalf of fellow Lloyds Banking Group undertakings [member] | The Bank [member]
Commitments and guarantees
Commitments	£ 5,452	£ 1,532